Summary Of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Deferred acquisition costs, amortization period			20 years
Intangible assets, amortization period			5 years
Traditional life products, life reserve interest assumptions range, minimum			2.30%
Traditional life products, life reserve interest assumptions range, maximum			6.00%
LTC reserve interest assumptions range			5.00%
LTC reserve interest assumptions range			6.00%
Fair value of equity securities, percentage below average cost at the end of quarter to be considered other-than-temporarily impaired			20.00%
Property and equipment, net of accumulated depreciation	$ 190,129,000	$ 190,129,000	$ 189,065,000	$ 190,129,000
Property and equipment, accumulated depreciation	159,380,000	159,380,000	85,899,000	$ 159,380,000
Disposed property and equipment, net of accumulated depreciation			80,289,000
Disposed property and equipment, accumulated depreciation			80,289,000
Gain (loss) on disposition of property and equipment			0
Assets held-for-sale recorded in other assets			12,436,000
Liabilities held-for-sale recorded in other liabilities			3,223,000
Increase in statutory surplus due to adopted accounting practice			$ 125,317,000
Annuity policies issued prior to 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes		$ (165,790,000)
Annuity policies issued after 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes	$ (45,623,000)
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment	100	100	100	100
Mean investment performance assumption	6.50%	6.50%	6.50%	6.50%
Volatility assumption	13.40%	13.40%	13.40%	13.40%
Mortality assumption			87% of the Annuity	90% of the Annuity
Lapse rates, spike rates	40.00%	40.00%	40.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%	15.00%	15.00%
Description of discount rates			Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment	1,000	1,000	1,000	1,000
Mortality assumption			87% of the Annuity	90% of the Annuity
Lapse rates, spike rates	40.00%	40.00%	40.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%	15.00%	15.00%
Volatility assumption period			1 year	1 year
Guaranteed Minimum Death Benefit
Significant Accounting Policies [Line Items]
Cap rate of premium			150.00%
Guaranteed Minimum Death Benefit | With no cap
Significant Accounting Policies [Line Items]
Rollup interest rates			5.00%
Guaranteed Minimum Death Benefit | With a cap of 150% of premium
Significant Accounting Policies [Line Items]
Rollup interest rates			3.00%
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life			3 years
Fair value of securities loaned to be maintained as collateral			102.00%
Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life			7 years
Preoperating and start-up costs
Significant Accounting Policies [Line Items]
Amortization of capitalized cost			$ 2,275,000	$ 2,275,000	$ 2,275,000
Amortization cost of company headquarter			$ 2,118,000	$ 2,115,000	$ 2,104,000
Buildings
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life			39 years